S000019852 [Member] Expense Example, No Redemption - Columbia Variable Portfolio - Select Small Cap Value Fund	Dec. 31, 2025 USD ($)
Columbia Variable Portfolio - Select Small Cap Value Fund Class 3
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 100
Expense Example, No Redemption, 3 Years	353
Expense Example, No Redemption, 5 Years	625
Expense Example, No Redemption, 10 Years	1,403
Columbia Variable Portfolio - Select Small Cap Value Fund Class 1
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	87
Expense Example, No Redemption, 3 Years	312
Expense Example, No Redemption, 5 Years	556
Expense Example, No Redemption, 10 Years	1,254
Columbia Variable Portfolio - Select Small Cap Value Fund Class 2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	112
Expense Example, No Redemption, 3 Years	390
Expense Example, No Redemption, 5 Years	689
Expense Example, No Redemption, 10 Years	$ 1,540